Segment Reporting (Details)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment				1			1
Number of reportable segments | segment				1			1
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	$ 3,659,414	$ 1,714,035		$ 6,457,829	$ 3,076,198		$ 4,878,665	$ 40,355
Cost of revenue	1,832,337	839,484		2,818,890	1,441,567		2,238,820	134,988
Research and development	900,694	925,082		1,752,946	1,567,628		3,267,340	1,485,636
Selling, general and administrative	1,969,362	2,169,541		3,970,703	7,865,752		11,549,512	3,427,690
Other expense, net	(9,498)	187,394		8,739,955	208,325		560,648	544,566
Change in fair value of warrant liability	2,796,350	(213,942)		3,501,079	(190,819)		(187,173)	0
Change in fair value of derivative liability	0	(1,729,700)		(101,300)	(4,712,800)		(4,817,600)	0
Change in fair value of earnout liability	(210,000)	(310,000)	$ (2,610,000)	(160,000)	(2,920,000)	$ (2,970,000)	(3,230,000)	0
Interest expense, net	378,902	1,095,050		1,070,289	1,694,009		4,497,781	544,826
Income tax expense (benefit)	2,782	0		2,782	0		(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	(4,001,515)	(1,248,874)	$ (628,590)	(15,137,515)	(1,877,464)	$ (5,496,958)	(8,984,880)	(6,098,951)
Compensation expense, excluding cost of good and service sold	1,766,695	1,366,003		3,388,845	2,137,765		4,917,502	2,062,852
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	3,659,414	1,714,035		6,457,829	3,076,198		4,878,665	40,355
Cost of revenue	1,832,337	839,484		2,818,890	1,441,567		2,238,820	134,988
Research and development	900,694	925,082		1,752,946	1,567,628		3,267,340	1,485,636
Selling, general and administrative	1,969,362	2,169,541		3,970,703	7,865,752		11,549,512	3,427,690
Other expense, net	(9,498)	187,394		8,739,955	208,325		560,648	544,566
Change in fair value of warrant liability	2,796,350	(213,942)		3,501,079	(190,819)		(187,173)	0
Change in fair value of derivative liability	0	(1,729,700)		(101,300)	(4,712,800)		(4,817,600)	0
Change in fair value of earnout liability	(210,000)	(310,000)		(160,000)	(2,920,000)		(3,230,000)	0
Interest expense, net	378,902	1,095,050		1,070,289	1,694,009		4,497,781	544,826
Income tax expense (benefit)	2,782	0		2,782	0		(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,001,515)	$ (1,248,874)		$ (15,137,515)	$ (1,877,464)		$ (8,984,880)	$ (6,098,951)